Schedule of Segment Information (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cost of revenue (excluding depreciation and amortization)	$ 1,579	$ 703	$ 3,891	$ 1,930
Selling, general and administrative (excluding depreciation and amortization)	2,658	774	18,269	1,745
Depreciation and amortization	4,723	1,371	10,536	2,534
Colocation lease cost	4,667	810	5,244	1,795
Total operating costs and expenses	$ 13,627	$ 3,658	$ 37,940	$ 8,004